INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of provision for Federal income tax consisted
	December 31, 2022	December 31, 2021
Income tax benefit attributable to:
Net loss	$(12,354,930)	$(7,870,378)
Permanent differences	1,732,832	2,924,431
Valuation allowance	10,622,098	4,945,947
Net provision for income tax	$-	$-

Schedule of cumulative tax effect 21%
	December 31, 2022	December 31, 2021
Deferred tax asset attributable to:
Net operating loss carry forward	$5,759,000	$3,212,000
Valuation allowance	(5,759,000)	(3,212,000)
Net deferred tax asset	$-	$-

Schedule of cumulative tax effect 5%
	December 31, 2022	December 31, 2021
Deferred tax asset attributable to:
Net operating loss carry forward	$1,524,000	$917,000
Valuation allowance	(1,524,000)	(917,000)
Net deferred tax asset	$-	$-